UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04526
Name of Registrant: Vanguard Quantitative Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: September 30
Date of reporting period: December 31, 2016
Item 1: Schedule of Investments

Vanguard Growth and Income Fund

Schedule of Investments (unaudited)

As of December 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (96.1%)1
Consumer Discretionary (10.4%)
* Amazon.com Inc.	90,678	67,997
McDonald's Corp.	445,880	54,273
Walt Disney Co.	424,832	44,276
General Motors Co.	1,068,629	37,231
Home Depot Inc.	263,639	35,349
Target Corp.	352,078	25,431
Darden Restaurants Inc.	309,651	22,518
Ford Motor Co.	1,819,526	22,071
Comcast Corp. Class A	281,213	19,418
Best Buy Co. Inc.	441,333	18,832
Omnicom Group Inc.	205,012	17,449
Kohl's Corp.	345,580	17,065
Ross Stores Inc.	231,100	15,160
Leggett & Platt Inc.	299,539	14,641
Time Warner Inc.	141,795	13,687
Staples Inc.	1,383,043	12,517
* Discovery Communications Inc. Class A	437,303	11,986
* Michael Kors Holdings Ltd.	260,207	11,184
Wyndham Worldwide Corp.	143,650	10,971
Lowe's Cos. Inc.	154,230	10,969
Gap Inc.	471,140	10,572
Goodyear Tire & Rubber Co.	340,884	10,523
TEGNA Inc.	483,475	10,342
TJX Cos. Inc.	133,400	10,022
* Urban Outfitters Inc.	345,258	9,833
News Corp. Class B	803,077	9,476
Nordstrom Inc.	192,317	9,218
Carnival Corp.	172,850	8,999
* Netflix Inc.	69,600	8,616
Macy's Inc.	232,544	8,327
Viacom Inc. Class B	226,620	7,954
Mattel Inc.	282,044	7,770
Interpublic Group of Cos. Inc.	329,645	7,717
Harley-Davidson Inc.	130,490	7,613
Yum! Brands Inc.	117,400	7,435
Ralph Lauren Corp. Class A	80,180	7,242
CBS Corp. Class B	108,981	6,933
L Brands Inc.	103,620	6,822
Garmin Ltd.	132,500	6,425
Twenty-First Century Fox Inc.	222,883	6,074
Signet Jewelers Ltd.	61,010	5,751
Genuine Parts Co.	56,283	5,377
Coach Inc.	150,922	5,285
* Mohawk Industries Inc.	25,579	5,108
PVH Corp.	50,479	4,555
Bed Bath & Beyond Inc.	86,630	3,521
Tiffany & Co.	39,740	3,077
* Liberty Global plc	95,600	2,839
News Corp. Class A	230,140	2,637

DR Horton Inc.	92,949	2,540
* TripAdvisor Inc.	53,800	2,495
* Priceline Group Inc.	1,654	2,425
Whirlpool Corp.	13,100	2,381
Hasbro Inc.	19,827	1,542
H&R Block Inc.	60,550	1,392
Carter's Inc.	14,600	1,261
Bloomin' Brands Inc.	69,900	1,260
Cable One Inc.	1,955	1,216
Graham Holdings Co. Class B	2,254	1,154
BorgWarner Inc.	24,950	984
Aramark	26,600	950
* Yum China Holdings Inc.	34,500	901
* Discovery Communications Inc.	31,600	846
Hanesbrands Inc.	39,200	846
* Wayfair Inc.	23,600	827
DeVry Education Group Inc.	26,200	817
* LKQ Corp.	25,000	766
* AutoNation Inc.	15,600	759
* Express Inc.	62,500	673
* O'Reilly Automotive Inc.	2,413	672
* Michaels Cos. Inc.	30,700	628
Visteon Corp.	7,600	611
Gannett Co. Inc.	54,195	526
Restaurant Brands International Inc.	10,900	520
Rent-A-Center Inc.	43,100	485
* Vista Outdoor Inc.	11,900	439
Twenty-First Century Fox Inc. Class A	12,600	353
Service Corp. International	10,900	310
* Liberty Ventures Class A	7,501	277
Aaron's Inc.	8,400	269
* Fossil Group Inc.	8,700	225
* Liberty Media Corp-Liberty SiriusXM Class C	6,400	217
* Hyatt Hotels Corp. Class A	3,900	216
GameStop Corp. Class A	7,600	192
* Liberty Expedia Holdings Inc. Class A	4,500	179
La-Z-Boy Inc.	5,600	174
* Liberty Media Corp-Liberty SiriusXM Class A	4,600	159
* ServiceMaster Global Holdings Inc.	4,000	151
* Isle of Capri Casinos Inc.	5,927	146
* Liberty TripAdvisor Holdings Inc. Class A	9,350	141
Fred's Inc. Class A	7,100	132
* Adient plc	2,238	131
* Ulta Salon Cosmetics & Fragrance Inc.	500	127
* Etsy Inc.	9,700	114
* Denny's Corp.	8,400	108
Big 5 Sporting Goods Corp.	6,100	106
Sirius XM Holdings Inc.	20,400	91
* American Axle & Manufacturing Holdings Inc.	4,600	89
* TopBuild Corp.	2,400	85
Libbey Inc.	3,900	76
* Apollo Education Group Inc.	7,400	73
Abercrombie & Fitch Co.	4,600	55
Cinemark Holdings Inc.	1,400	54
* Liberty Media Corp-Liberty Media	1,700	53
* Crocs Inc.	7,500	51
Ethan Allen Interiors Inc.	1,387	51

CST Brands Inc.	900	43
Extended Stay America Inc.	2,500	40
* MSG Networks Inc.	1,700	37
* La Quinta Holdings Inc.	2,400	34
Ruth's Hospitality Group Inc.	1,600	29
* Lumber Liquidators Holdings Inc.	1,855	29
* Houghton Mifflin Harcourt Co.	2,687	29
Sonic Automotive Inc. Class A	1,200	27
* Bravo Brio Restaurant Group Inc.	6,912	26
* Kate Spade & Co.	1,200	22
* Liberty Broadband Corp.	300	22
Starbucks Corp.	400	22
Bassett Furniture Industries Inc.	689	21
New Media Investment Group Inc.	1,305	21
Advance Auto Parts Inc.	114	19
* Liberty Media Corp-Liberty Braves	880	18
* Biglari Holdings Inc.	34	16
* Liberty Global PLC LiLAC Class A	700	15
MDC Partners Inc. Class A	2,300	15
* Liberty Media Corp-Liberty Media Class A	400	13
* Tilly's Inc. Class A	700	9
Lennar Corp. Class A	200	9
Cato Corp. Class A	271	8
* Monarch Casino & Resort Inc.	300	8
Stein Mart Inc.	1,400	8
* Tuesday Morning Corp.	1,190	6
* DISH Network Corp. Class A	89	5
* Habit Restaurants Inc. Class A	280	5
* Bojangles' Inc.	200	4
Harte-Hanks Inc.	2,300	3
* Regis Corp.	200	3
* tronc Inc.	200	3
* Cherokee Inc.	200	2
		723,980
Consumer Staples (9.0%)
Wal-Mart Stores Inc.	1,026,476	70,950
PepsiCo Inc.	660,101	69,066
Procter & Gamble Co.	750,813	63,128
Coca-Cola Co.	1,208,767	50,116
Philip Morris International Inc.	468,515	42,864
Altria Group Inc.	587,872	39,752
Colgate-Palmolive Co.	538,310	35,227
CVS Health Corp.	356,240	28,111
Walgreens Boots Alliance Inc.	334,900	27,716
General Mills Inc.	445,270	27,504
Kimberly-Clark Corp.	233,031	26,594
Conagra Brands Inc.	560,190	22,156
Kraft Heinz Co.	189,700	16,565
Tyson Foods Inc. Class A	223,411	13,780
Campbell Soup Co.	200,280	12,111
JM Smucker Co.	89,700	11,487
Kellogg Co.	121,047	8,922
Kroger Co.	250,500	8,645
Costco Wholesale Corp.	43,620	6,984
Dr Pepper Snapple Group Inc.	76,953	6,977
* Lamb Weston Holdings Inc.	176,525	6,682
Clorox Co.	54,043	6,486

	Hershey Co.	53,255	5,508
	Mead Johnson Nutrition Co.	63,124	4,467
	Archer-Daniels-Midland Co.	91,500	4,177
	Whole Foods Market Inc.	101,920	3,135
	Mondelez International Inc. Class A	65,460	2,902
	Church & Dwight Co. Inc.	42,368	1,872
	Constellation Brands Inc. Class A	11,700	1,794
	Estee Lauder Cos. Inc. Class A	9,948	761
^	Pilgrim's Pride Corp.	20,400	387
	Bunge Ltd.	3,300	238
*	US Foods Holding Corp.	7,400	203
*	Sprouts Farmers Market Inc.	4,800	91
*	Adecoagro SA	5,800	60
	John B Sanfilippo & Son Inc.	745	53
*	Post Holdings Inc.	300	24
*	Chefs' Warehouse Inc.	1,498	24
	Lancaster Colony Corp.	146	21
*	Nomad Foods Ltd.	1,200	12
*	Monster Beverage Corp.	204	9
	Coty Inc. Class A	403	7
*	Natural Grocers by Vitamin Cottage Inc.	200	2
			627,570
Energy (7.0%)
	Exxon Mobil Corp.	1,170,720	105,669
	Chevron Corp.	432,067	50,854
	Devon Energy Corp.	514,947	23,518
	ConocoPhillips	433,061	21,714
	Apache Corp.	340,711	21,625
	Phillips 66	213,310	18,432
*	Newfield Exploration Co.	412,992	16,726
*	FMC Technologies Inc.	467,148	16,598
	Cimarex Energy Co.	117,203	15,928
*	Southwestern Energy Co.	1,465,730	15,859
	Schlumberger Ltd.	176,619	14,827
	Anadarko Petroleum Corp.	211,770	14,767
	ONEOK Inc.	235,616	13,527
	Occidental Petroleum Corp.	186,263	13,268
*	Transocean Ltd.	833,553	12,287
*	Chesapeake Energy Corp.	1,604,600	11,264
^,* Diamond Offshore Drilling Inc.		565,229	10,005
	Williams Cos. Inc.	292,530	9,109
	Kinder Morgan Inc.	429,680	8,899
	Noble Energy Inc.	222,260	8,459
	Marathon Oil Corp.	478,663	8,286
	Baker Hughes Inc.	124,400	8,082
	Hess Corp.	114,520	7,133
	Murphy Oil Corp.	201,079	6,260
	Marathon Petroleum Corp.	106,876	5,381
	National Oilwell Varco Inc.	118,062	4,420
	Cabot Oil & Gas Corp.	182,824	4,271
	Tesoro Corp.	38,940	3,405
	Spectra Energy Corp.	71,140	2,923
*	Energen Corp.	46,700	2,693
	EQT Corp.	39,400	2,577
	Ensco plc Class A	257,120	2,499
	Valero Energy Corp.	32,189	2,199
	Nabors Industries Ltd.	67,200	1,102

US Silica Holdings Inc.	10,800	612
* Gulfport Energy Corp.	25,400	550
Noble Corp. plc	83,600	495
* Denbury Resources Inc.	63,900	235
* Kosmos Energy Ltd.	27,900	196
Range Resources Corp.	5,200	179
Pioneer Natural Resources Co.	700	126
* Helix Energy Solutions Group Inc.	11,500	101
^ Golar LNG Partners LP	3,353	81
Cosan Ltd.	10,708	80
Archrock Inc.	5,081	67
* McDermott International Inc.	8,800	65
Oceaneering International Inc.	2,000	56
CONSOL Energy Inc.	2,575	47
* Whiting Petroleum Corp.	3,700	45
* CARBO Ceramics Inc.	4,100	43
* Matrix Service Co.	1,800	41
Aegean Marine Petroleum Network Inc.	2,300	23
EOG Resources Inc.	200	20
World Fuel Services Corp.	400	18
Frank's International NV	1,300	16
EnLink Midstream LLC	700	13
* Tidewater Inc.	3,800	13
Superior Energy Services Inc.	300	5
* Plains GP Holdings LP Class A	1	—
		487,693
Financials (15.0%)
JPMorgan Chase & Co.	1,109,812	95,766
Citigroup Inc.	1,609,534	95,655
Bank of America Corp.	3,465,201	76,581
Wells Fargo & Co.	1,377,504	75,914
* Berkshire Hathaway Inc. Class B	295,030	48,084
Prudential Financial Inc.	434,683	45,233
American Express Co.	456,250	33,799
S&P Global Inc.	267,216	28,736
Aflac Inc.	403,346	28,073
Capital One Financial Corp.	296,170	25,838
Synchrony Financial	639,866	23,208
Chubb Ltd.	169,442	22,387
Bank of New York Mellon Corp.	391,749	18,561
* E*TRADE Financial Corp.	530,700	18,389
Fifth Third Bancorp	608,188	16,403
MetLife Inc.	299,684	16,150
US Bancorp	313,916	16,126
Discover Financial Services	221,839	15,992
Aon plc	139,610	15,571
Navient Corp.	932,677	15,324
People's United Financial Inc.	773,602	14,977
Unum Group	336,255	14,772
Assurant Inc.	147,697	13,715
Marsh & McLennan Cos. Inc.	198,270	13,401
Hartford Financial Services Group Inc.	274,255	13,068
Travelers Cos. Inc.	102,102	12,499
Goldman Sachs Group Inc.	48,307	11,567
Progressive Corp.	294,133	10,442
Intercontinental Exchange Inc.	183,500	10,353
Lincoln National Corp.	145,230	9,624

BlackRock Inc.	24,980	9,506
Regions Financial Corp.	643,525	9,241
Cincinnati Financial Corp.	121,840	9,229
Morgan Stanley	216,175	9,133
Leucadia National Corp.	388,206	9,026
Arthur J Gallagher & Co.	171,070	8,889
Willis Towers Watson plc	70,012	8,561
Moody's Corp.	90,500	8,531
Huntington Bancshares Inc.	634,937	8,394
Allstate Corp.	108,300	8,027
Principal Financial Group Inc.	135,900	7,863
CME Group Inc.	63,200	7,290
SunTrust Banks Inc.	124,710	6,840
Ameriprise Financial Inc.	58,674	6,509
PNC Financial Services Group Inc.	54,900	6,421
Torchmark Corp.	81,285	5,996
American International Group Inc.	86,300	5,636
First Horizon National Corp.	273,462	5,472
Comerica Inc.	69,400	4,727
Zions Bancorporation	100,680	4,333
KeyCorp	228,200	4,169
Franklin Resources Inc.	91,610	3,626
Voya Financial Inc.	90,300	3,542
Legg Mason Inc.	118,168	3,534
Loews Corp.	58,030	2,718
East West Bancorp Inc.	52,800	2,684
Northern Trust Corp.	15,580	1,387
Invesco Ltd.	39,670	1,204
Aspen Insurance Holdings Ltd.	21,778	1,198
Axis Capital Holdings Ltd.	18,000	1,175
* Arch Capital Group Ltd.	12,600	1,087
State Street Corp.	13,400	1,041
TCF Financial Corp.	45,600	893
Popular Inc.	20,100	881
^ Ares Capital Corp.	50,500	833
Reinsurance Group of America Inc. Class A	6,500	818
Old Republic International Corp.	33,100	629
American Equity Investment Life Holding Co.	25,978	586
Great Western Bancorp Inc.	13,137	573
Assured Guaranty Ltd.	12,900	487
XL Group Ltd.	12,060	449
Wintrust Financial Corp.	6,015	437
* Flagstar Bancorp Inc.	13,700	369
Financial Engines Inc.	10,000	367
Prospect Capital Corp.	43,100	360
Synovus Financial Corp.	8,100	333
WR Berkley Corp.	5,000	333
Argo Group International Holdings Ltd.	4,200	277
Beneficial Bancorp Inc.	14,700	270
Apollo Investment Corp.	42,700	250
* MGIC Investment Corp.	23,450	239
Umpqua Holdings Corp.	12,400	233
* First BanCorp	34,500	228
FNF Group	6,400	217
* Affiliated Managers Group Inc.	1,443	210
Greenhill & Co. Inc.	6,200	172
AmTrust Financial Services Inc.	5,750	157

Federated Investors Inc. Class B	4,700	133
Hanover Insurance Group Inc.	1,400	127
UMB Financial Corp.	1,600	123
Kearny Financial Corp.	6,921	108
Nelnet Inc. Class A	2,100	107
FNB Corp.	6,400	103
Banner Corp.	1,600	89
First American Financial Corp.	2,400	88
Meridian Bancorp Inc.	4,000	76
UBS Group AG	4,800	75
* OneMain Holdings Inc. Class A	2,700	60
Erie Indemnity Co. Class A	500	56
Brookline Bancorp Inc.	3,200	52
Hancock Holding Co.	1,189	51
* Santander Consumer USA Holdings Inc.	3,600	49
United Bankshares Inc.	900	42
Preferred Bank	788	41
First Financial Bancorp	1,427	41
Heritage Financial Corp.	1,488	38
Credicorp Ltd.	241	38
Employers Holdings Inc.	888	35
Nasdaq Inc.	500	34
Blackstone Mortgage Trust Inc. Class A	1,081	33
* Donnelley Financial Solutions Inc.	1,400	32
Berkshire Hills Bancorp Inc.	800	29
WisdomTree Investments Inc.	2,400	27
BancorpSouth Inc.	800	25
* FNFV Group	1,736	24
* eHealth Inc.	2,200	23
* NewStar Financial Inc.	2,500	23
OneBeacon Insurance Group Ltd. Class A	1,362	22
* Genworth Financial Inc. Class A	5,700	22
Arbor Realty Trust Inc.	2,861	21
* Essent Group Ltd.	600	19
Medley Capital Corp.	2,500	19
BlackRock Capital Investment Corp.	2,516	18
ProAssurance Corp.	300	17
Capital Bank Financial Corp.	400	16
* Third Point Reinsurance Ltd.	1,241	14
* World Acceptance Corp.	200	13
Southwest Bancorp Inc.	400	12
BankFinancial Corp.	721	11
Allied World Assurance Co. Holdings AG	195	10
KCAP Financial Inc.	2,357	9
THL Credit Inc.	807	8
* Seacoast Banking Corp. of Florida	300	7
Newtek Business Services Corp.	400	6
Fifth Street Finance Corp.	1,000	5
Capital Southwest Corp.	301	5
Garrison Capital Inc.	500	5
OFG Bancorp	300	4
AG Mortgage Investment Trust Inc.	196	3
Boston Private Financial Holdings Inc.	200	3
		1,045,849
Health Care (12.2%)
Johnson & Johnson	1,153,243	132,865
Merck & Co. Inc.	1,090,536	64,200

Bristol-Myers Squibb Co.	898,569	52,512
Eli Lilly & Co.	712,175	52,380
UnitedHealth Group Inc.	245,137	39,232
Pfizer Inc.	1,172,135	38,071
Amgen Inc.	256,602	37,518
Gilead Sciences Inc.	389,310	27,878
AbbVie Inc.	396,964	24,858
Anthem Inc.	161,371	23,200
Agilent Technologies Inc.	493,741	22,495
Baxter International Inc.	491,534	21,795
* Hologic Inc.	498,990	20,019
* Express Scripts Holding Co.	265,011	18,230
* HCA Holdings Inc.	223,225	16,523
Medtronic plc	227,720	16,220
Cardinal Health Inc.	223,921	16,116
Abbott Laboratories	407,999	15,671
* DaVita Inc.	235,360	15,110
Zoetis Inc.	277,900	14,876
McKesson Corp.	104,564	14,686
* Biogen Inc.	50,500	14,321
* Allergan plc	67,370	14,148
Aetna Inc.	101,888	12,635
* Mettler-Toledo International Inc.	29,700	12,431
Cigna Corp.	84,730	11,302
Humana Inc.	54,900	11,201
Zimmer Biomet Holdings Inc.	100,800	10,403
AmerisourceBergen Corp. Class A	121,283	9,483
* Boston Scientific Corp.	414,355	8,962
Perrigo Co. plc	90,666	7,546
PerkinElmer Inc.	113,940	5,942
Patterson Cos. Inc.	124,120	5,093
* Laboratory Corp. of America Holdings	33,900	4,352
Thermo Fisher Scientific Inc.	28,700	4,050
* Mallinckrodt plc	74,930	3,733
CR Bard Inc.	15,251	3,426
* Intuitive Surgical Inc.	4,834	3,066
* Alexion Pharmaceuticals Inc.	25,033	3,063
Danaher Corp.	28,502	2,219
* TESARO Inc.	14,586	1,961
* Mylan NV	48,678	1,857
* Vertex Pharmaceuticals Inc.	24,600	1,812
* Molina Healthcare Inc.	27,100	1,470
* Quintiles IMS Holdings Inc.	18,600	1,415
* Cerner Corp.	24,800	1,175
Universal Health Services Inc. Class B	10,500	1,117
* Charles River Laboratories International Inc.	11,200	853
* Clovis Oncology Inc.	19,200	853
* Neurocrine Biosciences Inc.	18,100	700
* Intrexon Corp.	24,800	603
* WellCare Health Plans Inc.	4,268	585
* Myriad Genetics Inc.	32,200	537
Dentsply Sirona Inc.	8,615	497
Hill-Rom Holdings Inc.	7,300	410
* VCA Inc.	5,041	346
* United Therapeutics Corp.	2,400	344
* Jazz Pharmaceuticals plc	3,100	338
* Alnylam Pharmaceuticals Inc.	8,200	307

*	OraSure Technologies Inc.	32,200	283
*	Amicus Therapeutics Inc.	56,561	281
	Owens & Minor Inc.	7,700	272
*	Acorda Therapeutics Inc.	14,400	271
*	Momenta Pharmaceuticals Inc.	17,100	257
*	PTC Therapeutics Inc.	23,100	252
	Bruker Corp.	11,700	248
	Invacare Corp.	17,600	230
*	Brookdale Senior Living Inc.	18,100	225
*	Allscripts Healthcare Solutions Inc.	21,700	222
*	Magellan Health Inc.	2,100	158
*	Novavax Inc.	82,200	104
*	Rockwell Medical Inc.	15,536	102
*	Endo International plc	5,800	96
^,* MannKind Corp.		147,700	94
*	VWR Corp.	3,600	90
*	Insulet Corp.	2,200	83
*	AMAG Pharmaceuticals Inc.	2,300	80
*	Radius Health Inc.	2,000	76
*	Adeptus Health Inc. Class A	9,800	75
*	Lexicon Pharmaceuticals Inc.	5,368	74
*	Triple-S Management Corp. Class B	3,400	70
*	Alkermes plc	1,200	67
	STERIS plc	900	61
*	Vanda Pharmaceuticals Inc.	3,800	61
*	Coherus Biosciences Inc.	2,114	59
*	Chimerix Inc.	12,000	55
*	Innoviva Inc.	4,500	48
*	Five Prime Therapeutics Inc.	900	45
*	Intra-Cellular Therapies Inc. Class A	2,800	42
*	Portola Pharmaceuticals Inc.	1,776	40
*	Rigel Pharmaceuticals Inc.	16,667	40
*	LivaNova plc	800	36
*	Aratana Therapeutics Inc.	5,000	36
*	BioCryst Pharmaceuticals Inc.	5,500	35
*	QIAGEN NV	1,200	34
*	Pain Therapeutics Inc.	58,644	33
*	Tokai Pharmaceuticals Inc.	32,200	31
*	Enzo Biochem Inc.	4,300	30
*	Karyopharm Therapeutics Inc.	2,719	26
*	BioTelemetry Inc.	1,100	25
*	Ophthotech Corp.	4,900	24
*	Luminex Corp.	1,129	23
*	Seres Therapeutics Inc.	2,200	22
*	Agenus Inc.	4,000	16
*	Syneron Medical Ltd.	1,900	16
*	Esperion Therapeutics Inc.	1,200	15
*	Merit Medical Systems Inc.	500	13
*	NanoString Technologies Inc.	500	11
*	ArQule Inc.	8,649	11
*	Exact Sciences Corp.	800	11
*	Regulus Therapeutics Inc.	4,400	10
*	Pacific Biosciences of California Inc.	2,552	10
	PDL BioPharma Inc.	4,400	9
*	Puma Biotechnology Inc.	300	9
*	Advaxis Inc.	900	6
*	Inotek Pharmaceuticals Corp.	994	6

* OvaScience Inc.	3,300	5
* Quorum Health Corp.	658	5
* NewLink Genetics Corp.	400	4
* Mirati Therapeutics Inc.	855	4
* Alere Inc.	100	4
* Infinity Pharmaceuticals Inc.	2,400	3
* GTx Inc.	448	2
* Editas Medicine Inc.	100	2
		853,699
Industrials (9.6%)
General Electric Co.	3,101,703	98,014
General Dynamics Corp.	178,260	30,778
Ingersoll-Rand plc	406,480	30,502
Boeing Co.	189,390	29,484
* United Continental Holdings Inc.	393,247	28,660
United Parcel Service Inc. Class B	232,916	26,702
Stanley Black & Decker Inc.	196,518	22,539
Delta Air Lines Inc.	440,482	21,667
United Technologies Corp.	197,470	21,647
Raytheon Co.	135,950	19,305
Masco Corp.	586,392	18,542
L-3 Communications Holdings Inc.	118,097	17,964
Deere & Co.	162,010	16,694
Northrop Grumman Corp.	64,943	15,104
Alaska Air Group Inc.	160,942	14,280
Dun & Bradstreet Corp.	111,430	13,519
* United Rentals Inc.	122,100	12,891
Rockwell Automation Inc.	93,701	12,593
3M Co.	70,258	12,546
Waste Management Inc.	165,430	11,731
Cintas Corp.	101,043	11,677
American Airlines Group Inc.	230,030	10,740
Honeywell International Inc.	91,815	10,637
Allison Transmission Holdings Inc.	309,900	10,441
Caterpillar Inc.	110,904	10,285
Cummins Inc.	66,230	9,052
Expeditors International of Washington Inc.	163,930	8,682
Eaton Corp. plc	119,041	7,986
PACCAR Inc.	117,297	7,495
Spirit AeroSystems Holdings Inc. Class A	117,800	6,874
AMETEK Inc.	130,400	6,337
* Quanta Services Inc.	180,950	6,306
Arconic Inc.	316,193	5,862
KAR Auction Services Inc.	136,700	5,826
Fortive Corp.	103,751	5,564
Pitney Bowes Inc.	364,970	5,544
Union Pacific Corp.	53,000	5,495
Equifax Inc.	41,270	4,879
Ryder System Inc.	65,200	4,854
Johnson Controls International plc	107,100	4,411
Kansas City Southern	50,600	4,293
Allegion plc	64,430	4,124
Republic Services Inc. Class A	57,800	3,298
* Jacobs Engineering Group Inc.	50,070	2,854
Nielsen Holdings plc	64,680	2,713
* AerCap Holdings NV	56,800	2,363
Parker-Hannifin Corp.	13,740	1,924

Fluor Corp.	35,809	1,881
* Stericycle Inc.	24,160	1,861
Huntington Ingalls Industries Inc.	8,900	1,639
BWX Technologies Inc.	41,100	1,632
* Verisk Analytics Inc. Class A	19,850	1,611
* WABCO Holdings Inc.	12,200	1,295
Illinois Tool Works Inc.	8,750	1,072
Pentair plc	16,200	908
Carlisle Cos. Inc.	7,700	849
Trinity Industries Inc.	23,500	652
Snap-on Inc.	3,693	633
* RPX Corp.	54,800	592
ManpowerGroup Inc.	6,500	578
* Continental Building Products Inc.	24,500	566
* Armstrong World Industries Inc.	13,300	556
Insperity Inc.	7,700	546
* HD Supply Holdings Inc.	12,500	531
* Babcock & Wilcox Enterprises Inc.	31,600	524
* Moog Inc. Class A	7,800	512
Orbital ATK Inc.	4,729	415
Brady Corp. Class A	9,800	368
* SPX Corp.	15,300	363
Regal Beloit Corp.	5,100	353
Hubbell Inc. Class B	3,000	350
* Hertz Global Holdings Inc.	11,600	250
Knoll Inc.	8,800	246
* Kratos Defense & Security Solutions Inc.	32,400	240
Chicago Bridge & Iron Co. NV	6,500	206
Quad/Graphics Inc.	7,300	196
Owens Corning	3,800	196
Watsco Inc.	1,100	163
* NCI Building Systems Inc.	9,600	150
* Rexnord Corp.	6,700	131
Federal Signal Corp.	7,700	120
MSC Industrial Direct Co. Inc. Class A	1,300	120
Albany International Corp.	2,500	116
* Mistras Group Inc.	4,486	115
Triumph Group Inc.	4,200	111
West Corp.	4,400	109
* SPX FLOW Inc.	2,700	87
Covanta Holding Corp.	5,492	86
Crane Co.	1,153	83
Southwest Airlines Co.	1,440	72
* Hub Group Inc. Class A	1,400	61
* ARC Document Solutions Inc.	11,400	58
Greenbrier Cos. Inc.	1,300	54
* Beacon Roofing Supply Inc.	1,100	51
* JetBlue Airways Corp.	2,000	45
Barnes Group Inc.	897	43
* Armstrong Flooring Inc.	1,999	40
* MFC Bancorp Ltd.	19,117	37
Lockheed Martin Corp.	136	34
* MYR Group Inc.	900	34
* Navigant Consulting Inc.	1,200	31
LB Foster Co. Class A	2,100	29
Essendant Inc.	1,300	27
* Masonite International Corp.	400	26

Werner Enterprises Inc.	900	24
Global Brass & Copper Holdings Inc.	700	24
* DigitalGlobe Inc.	800	23
* Sensata Technologies Holding NV	500	19
Roper Technologies Inc.	100	18
Emerson Electric Co.	300	17
Timken Co.	400	16
Fastenal Co.	300	14
* Civeo Corp.	6,379	14
LSC Communications Inc.	449	13
Landstar System Inc.	147	13
Steelcase Inc. Class A	700	13
KBR Inc.	700	12
* Swift Transportation Co.	400	10
Ennis Inc.	500	9
* DXP Enterprises Inc.	157	5
* Huron Consulting Group Inc.	100	5
* Herc Holdings Inc.	100	4
Kennametal Inc.	100	3
		669,588
Information Technology (20.2%)
Apple Inc.	1,913,219	221,589
Microsoft Corp.	2,248,103	139,697
International Business Machines Corp.	527,312	87,529
* Alphabet Inc. Class C	83,767	64,653
* Alphabet Inc. Class A	75,760	60,036
QUALCOMM Inc.	647,023	42,186
Visa Inc. Class A	511,461	39,904
Cisco Systems Inc.	1,297,341	39,206
Symantec Corp.	1,499,046	35,812
Intel Corp.	899,537	32,626
* Facebook Inc. Class A	278,014	31,986
Applied Materials Inc.	915,364	29,539
Intuit Inc.	242,079	27,745
Texas Instruments Inc.	350,975	25,611
Western Union Co.	1,166,572	25,338
HP Inc.	1,679,737	24,927
Seagate Technology plc	643,594	24,566
* Citrix Systems Inc.	272,391	24,327
* Teradata Corp.	839,080	22,798
Accenture plc Class A	186,063	21,794
Oracle Corp.	557,611	21,440
NVIDIA Corp.	178,938	19,100
* F5 Networks Inc.	119,722	17,326
Hewlett Packard Enterprise Co.	738,246	17,083
Xerox Corp.	1,947,655	17,003
Fidelity National Information Services Inc.	216,190	16,353
Mastercard Inc. Class A	154,600	15,962
CSRA Inc.	482,661	15,368
Lam Research Corp.	143,007	15,120
Motorola Solutions Inc.	180,001	14,920
Western Digital Corp.	210,762	14,321
* Fiserv Inc.	130,775	13,899
* eBay Inc.	450,190	13,366
Computer Sciences Corp.	217,280	12,911
* VeriSign Inc.	161,260	12,267
NetApp Inc.	339,090	11,960

	Broadcom Ltd.	63,100	11,154
	Paychex Inc.	170,567	10,384
	KLA-Tencor Corp.	125,600	9,882
	Analog Devices Inc.	132,410	9,616
	Juniper Networks Inc.	333,648	9,429
	Corning Inc.	376,075	9,127
	TE Connectivity Ltd.	116,097	8,043
	Xilinx Inc.	119,930	7,240
	Harris Corp.	69,380	7,109
	CA Inc.	188,131	5,977
	Total System Services Inc.	111,800	5,482
*	Micron Technology Inc.	249,410	5,467
*	Electronic Arts Inc.	55,734	4,390
*	Red Hat Inc.	59,200	4,126
*	Autodesk Inc.	48,800	3,612
^,* VMware Inc. Class A		44,100	3,472
*	CoreLogic Inc.	83,200	3,064
*	Versum Materials Inc.	81,228	2,280
	Alliance Data Systems Corp.	9,380	2,143
*	Qorvo Inc.	36,042	1,900
*	Adobe Systems Inc.	13,600	1,400
	FLIR Systems Inc.	37,000	1,339
	Amdocs Ltd.	16,300	949
*	Flex Ltd.	65,800	946
*	MicroStrategy Inc. Class A	4,701	928
*	Yahoo! Inc.	22,438	868
	Skyworks Solutions Inc.	7,190	537
	Linear Technology Corp.	8,485	529
*	IAC/InterActiveCorp	8,100	525
*	InterXion Holding NV	14,743	517
*	Synaptics Inc.	9,391	503
	Automatic Data Processing Inc.	4,800	493
	InterDigital Inc.	5,200	475
*	PayPal Holdings Inc.	11,696	462
	Marvell Technology Group Ltd.	28,200	391
*	Tessera Holding Corp.	8,300	367
*	Genpact Ltd.	14,600	355
*	Photronics Inc.	26,839	303
*	II-VI Inc.	7,800	231
*	RetailMeNot Inc.	24,647	229
*	Bankrate Inc.	20,300	224
	Maxim Integrated Products Inc.	5,800	224
*	FireEye Inc.	17,900	213
*	Sohu.com Inc.	6,040	205
	EarthLink Holdings Corp.	35,200	199
*	Cree Inc.	7,300	193
*	Zynga Inc. Class A	73,200	188
*	Twitter Inc.	11,200	183
*	Nuance Communications Inc.	12,000	179
*	Trimble Inc.	5,900	178
*	CommScope Holding Co. Inc.	4,700	175
	NIC Inc.	6,600	158
*	Kulicke & Soffa Industries Inc.	9,600	153
*	Keysight Technologies Inc.	4,100	150
*	Net 1 UEPS Technologies Inc.	11,900	137
*	Rudolph Technologies Inc.	5,793	135
*	Cognizant Technology Solutions Corp. Class A	2,146	120

Vishay Intertechnology Inc.	7,400	120
* Synopsys Inc.	1,700	100
* EchoStar Corp. Class A	1,907	98
* Sanmina Corp.	2,500	92
* Shutterstock Inc.	1,800	86
* Alpha & Omega Semiconductor Ltd.	3,900	83
* Tower Semiconductor Ltd.	3,900	74
* DHI Group Inc.	11,400	71
* Web.com Group Inc.	3,300	70
* Endurance International Group Holdings Inc.	7,033	65
* Calix Inc.	8,061	62
* NeuStar Inc. Class A	1,800	60
* InvenSense Inc.	4,400	56
* Yelp Inc. Class A	1,442	55
* Cimpress NV	600	55
NVE Corp.	682	49
Teradyne Inc.	1,900	48
* Intralinks Holdings Inc.	3,485	47
* Blucora Inc.	2,956	44
* Advanced Energy Industries Inc.	790	43
EVERTEC Inc.	2,300	41
* CommerceHub Inc.	2,700	41
* A10 Networks Inc.	4,600	38
* TechTarget Inc.	4,200	36
* XO Group Inc.	1,821	35
* Lionbridge Technologies Inc.	5,700	33
* Acxiom Corp.	1,200	32
* Sonus Networks Inc.	4,800	30
* Zix Corp.	5,500	27
CPI Card Group Inc.	6,100	25
* Atlassian Corp. plc Class A	1,000	24
* WebMD Health Corp.	461	23
* Ultratech Inc.	907	22
* Nimble Storage Inc.	2,600	21
* CommerceHub Inc. Class A	1,350	20
* Silicon Laboratories Inc.	300	19
* Angie's List Inc.	2,300	19
* ShoreTel Inc.	2,643	19
* Amkor Technology Inc.	1,700	18
* Ixia	1,000	16
* Arrow Electronics Inc.	216	15
Leidos Holdings Inc.	300	15
Convergys Corp.	600	15
* Advanced Micro Devices Inc.	1,200	14
* Kemet Corp.	2,000	13
Daktronics Inc.	1,200	13
* Semtech Corp.	400	13
* Fortinet Inc.	400	12
Dolby Laboratories Inc. Class A	200	9
* Mellanox Technologies Ltd.	200	8
* Bazaarvoice Inc.	1,299	6
* Wix.com Ltd.	110	5
* ON Semiconductor Corp.	300	4
* Care.com Inc.	400	3
* 2U Inc.	100	3
* MoneyGram International Inc.	213	3
* Ciber Inc.	1,744	1

* Dell Technologies Inc. Class V	18	1
		1,411,596
Materials (3.6%)
Air Products & Chemicals Inc.	138,457	19,913
Monsanto Co.	187,392	19,716
LyondellBasell Industries NV Class A	215,336	18,472
Dow Chemical Co.	318,493	18,224
Avery Dennison Corp.	250,907	17,619
International Paper Co.	316,751	16,807
Sealed Air Corp.	369,610	16,758
* Freeport-McMoRan Inc.	1,160,590	15,308
Mosaic Co.	391,350	11,478
Praxair Inc.	97,910	11,474
Newmont Mining Corp.	306,036	10,427
* Owens-Illinois Inc.	593,100	10,326
CF Industries Holdings Inc.	310,850	9,786
Eastman Chemical Co.	129,532	9,742
PPG Industries Inc.	93,560	8,866
EI du Pont de Nemours & Co.	119,200	8,749
Sherwin-Williams Co.	13,030	3,502
FMC Corp.	50,566	2,860
Ecolab Inc.	21,800	2,555
Vulcan Materials Co.	16,700	2,090
United States Steel Corp.	51,200	1,690
* Alcoa Corp.	59,920	1,683
Graphic Packaging Holding Co.	117,200	1,463
WR Grace & Co.	15,700	1,062
International Flavors & Fragrances Inc.	8,848	1,043
Steel Dynamics Inc.	28,800	1,025
Celanese Corp. Class A	11,888	936
WestRock Co.	17,300	878
Nucor Corp.	14,100	839
* Crown Holdings Inc.	12,100	636
Ferroglobe plc	50,464	547
* SunCoke Energy Inc.	42,000	476
* Cliffs Natural Resources Inc.	29,300	246
* Coeur Mining Inc.	26,400	240
Reliance Steel & Aluminum Co.	2,500	199
* Louisiana-Pacific Corp.	8,603	163
Allegheny Technologies Inc.	8,076	129
* Axalta Coating Systems Ltd.	4,200	114
* AdvanSix Inc.	5,016	111
Chemours Co.	4,400	97
* Constellium NV Class A	15,400	91
Mercer International Inc.	7,600	81
Schweitzer-Mauduit International Inc.	1,200	55
Olympic Steel Inc.	1,700	41
* TimkenSteel Corp.	2,600	40
Orion Engineered Carbons SA	2,088	39
* Berry Plastics Group Inc.	800	39
* Boise Cascade Co.	1,400	31
* Century Aluminum Co.	3,476	30
* Ryerson Holding Corp.	1,900	25
KMG Chemicals Inc.	600	23
* Intrepid Potash Inc.	9,193	19
Israel Chemicals Ltd.	3,500	14
Materion Corp.	299	12

* GCP Applied Technologies Inc.	300	8
Trinseo SA	100	6
* Core Molding Technologies Inc.	200	3
* Ferroglobe R&W Trust	48,731	—
		248,806
Other (0.2%)
SPDR S&P500 ETF Trust	52,800	11,802
* Safeway Inc CVR (Casa Ley) Exp. 01/30/2018	75,810	10
* Safeway Inc CVR (PDC) Exp. 01/30/2017	75,810	4
		11,816
Real Estate (3.1%)
Macerich Co.	403,350	28,573
Prologis Inc.	536,373	28,315
Host Hotels & Resorts Inc.	1,109,842	20,909
HCP Inc.	500,112	14,863
Welltower Inc.	195,321	13,073
Kimco Realty Corp.	514,630	12,948
Crown Castle International Corp.	146,765	12,735
Simon Property Group Inc.	70,006	12,438
Equity Residential	188,914	12,159
Public Storage	53,620	11,984
Realty Income Corp.	97,398	5,598
SL Green Realty Corp.	51,100	5,496
Weyerhaeuser Co.	177,745	5,348
UDR Inc.	136,317	4,973
Realogy Holdings Corp.	161,300	4,150
General Growth Properties Inc.	147,030	3,673
Equity LifeStyle Properties Inc.	36,300	2,617
Apartment Investment & Management Co.	53,590	2,436
Ventas Inc.	37,300	2,332
* CBRE Group Inc. Class A	66,500	2,094
Vornado Realty Trust	15,690	1,638
* Equity Commonwealth	48,900	1,479
Iron Mountain Inc.	42,230	1,372
AvalonBay Communities Inc.	5,165	915
Federal Realty Investment Trust	4,934	701
Four Corners Property Trust Inc.	28,894	593
Paramount Group Inc.	33,011	528
Apple Hospitality REIT Inc.	19,500	390
Columbia Property Trust Inc.	14,000	302
* Quality Care Properties Inc.	19,048	295
Retail Properties of America Inc.	17,400	267
Brixmor Property Group Inc.	9,400	230
Hudson Pacific Properties Inc.	5,784	201
CoreCivic Inc.	5,800	142
Care Capital Properties Inc.	5,500	137
Outfront Media Inc.	4,300	107
American Assets Trust Inc.	2,003	86
Essex Property Trust Inc.	292	68
Ryman Hospitality Properties Inc.	900	57
InfraREIT Inc.	3,000	54
Forest City Realty Trust Inc. Class A	2,300	48
Omega Healthcare Investors Inc.	1,400	44
Community Healthcare Trust Inc.	900	21
CareTrust REIT Inc.	1,300	20
HFF Inc. Class A	600	18

Sun Communities Inc.	200	15
* Parkway Inc.	101	2
		216,444
Telecommunication Services (2.6%)
AT&T Inc.	2,221,099	94,463
Verizon Communications Inc.	1,186,934	63,359
CenturyLink Inc.	571,931	13,600
* Level 3 Communications Inc.	111,100	6,262
* Zayo Group Holdings Inc.	18,200	598
* Globalstar Inc.	138,600	219
* T-Mobile US Inc.	2,900	167
* SBA Communications Corp. Class A	1,108	114
Telephone & Data Systems Inc.	1,900	55
* United States Cellular Corp.	417	18
		178,855
Utilities (3.2%)
FirstEnergy Corp.	798,396	24,726
CenterPoint Energy Inc.	971,853	23,946
NextEra Energy Inc.	170,520	20,370
Entergy Corp.	275,350	20,230
American Electric Power Co. Inc.	272,896	17,181
Edison International	225,938	16,265
Sempra Energy	109,210	10,991
Southern Co.	217,910	10,719
Duke Energy Corp.	137,490	10,672
AES Corp.	903,250	10,496
PG&E Corp.	159,010	9,663
DTE Energy Co.	75,990	7,486
PPL Corp.	187,540	6,386
Ameren Corp.	121,153	6,356
Exelon Corp.	178,104	6,321
Dominion Resources Inc.	74,984	5,743
NiSource Inc.	234,942	5,202
Pinnacle West Capital Corp.	57,976	4,524
Eversource Energy	68,650	3,792
NRG Energy Inc.	150,730	1,848
SCANA Corp.	17,420	1,276
Public Service Enterprise Group Inc.	24,330	1,068
Alliant Energy Corp.	15,300	580
Avangrid Inc.	10,100	383
* Atlantic Power Corp.	99,700	249
Atmos Energy Corp.	2,495	185
ALLETE Inc.	1,101	71
Hawaiian Electric Industries Inc.	2,100	69
Great Plains Energy Inc.	1,800	49
Pattern Energy Group Inc. Class A	2,500	47
Vectren Corp.	700	36
Black Hills Corp.	500	31
Chesapeake Utilities Corp.	388	26
MGE Energy Inc.	300	20
OGE Energy Corp.	400	13
El Paso Electric Co.	200	9
WGL Holdings Inc.	100	8
		227,037
Total Common Stocks (Cost $5,648,983)		6,702,933

		Coupon
Temporary Cash Investments (4.0%)[1]
Money Market Fund (3.9%)
2,3 Vanguard Market Liquidity Fund		0.823%		2,701,858	270,213

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
4,5 Federal Home Loan Bank Discount Notes		0.431%	1/25/17	6,600	6,598
5	United States Treasury Bill	0.454%	4/20/17	2,000	1,997
5	United States Treasury Bill	0.601%	4/27/17	300	299
	United States Treasury Bill	0.574%	5/11/17	2,000	1,996
5	United States Treasury Bill	0.577%	5/25/17	1,200	1,197
					12,087
Total Temporary Cash Investments (Cost $282,284)					282,300
Total Investments (100.1%) (Cost $5,931,267)					6,985,233
Other Assets and Liabilities-Net (-0.1%)3,5					(9,393)
Net Assets (100%)					6,975,840

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,930,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.7% and 0.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $3,064,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $9,991,000 and cash of $1,050,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,702,919	—	14
Temporary Cash Investments	270,213	12,087	—
Futures Contracts—Liabilities[1]	(1,008)	—	—
Total	6,972,124	12,087	14

Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At December 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	March 2017	2,266	253,361	(1,737)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At December 31, 2016, the cost of investment securities for tax purposes was $5,931,267,000. Net unrealized appreciation of investment securities for tax purposes was $1,053,966,000, consisting of unrealized gains of $1,162,484,000 on securities that had risen in value since their purchase and $108,518,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Structured Broad Market Fund

Schedule of Investments (unaudited)

As of December 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)1
Consumer Discretionary (12.4%)
Home Depot Inc.	16,668	2,235
* Amazon.com Inc.	1,819	1,364
Target Corp.	16,865	1,218
Omnicom Group Inc.	12,831	1,092
Lear Corp.	8,115	1,074
Darden Restaurants Inc.	14,230	1,035
* Burlington Stores Inc.	11,515	976
Big Lots Inc.	19,086	958
Children's Place Inc.	9,477	957
* Liberty Media Corp-Liberty SiriusXM Class A	27,470	948
* Michael Kors Holdings Ltd.	20,606	886
International Game Technology plc	34,671	885
* Smith & Wesson Holding Corp.	38,616	814
Comcast Corp. Class A	11,664	805
Cheesecake Factory Inc.	12,739	763
Bloomin' Brands Inc.	42,233	761
Best Buy Co. Inc.	17,784	759
Regal Entertainment Group Class A	31,920	657
News Corp. Class B	47,049	555
* Discovery Communications Inc. Class A	18,281	501
Tupperware Brands Corp.	8,385	441
Sturm Ruger & Co. Inc.	7,232	381
Walt Disney Co.	3,653	381
* Cooper-Standard Holdings Inc.	3,682	381
McDonald's Corp.	2,728	332
Nordstrom Inc.	5,488	263
AMC Entertainment Holdings Inc.	6,236	210
Ford Motor Co.	13,339	162
Carnival Corp.	2,874	150
* American Axle & Manufacturing Holdings Inc.	6,202	120
Rent-A-Center Inc.	10,562	119
CBS Corp. Class B	1,324	84
Twenty-First Century Fox Inc.	2,552	69
PVH Corp.	352	32
		22,368
Consumer Staples (8.3%)
PepsiCo Inc.	20,562	2,151
Wal-Mart Stores Inc.	25,216	1,743
Philip Morris International Inc.	13,254	1,213
Procter & Gamble Co.	12,684	1,066
Conagra Brands Inc.	26,103	1,032
Tyson Foods Inc. Class A	16,654	1,027
* Post Holdings Inc.	11,900	957
Dean Foods Co.	43,427	946
Sysco Corp.	15,814	876
Colgate-Palmolive Co.	13,079	856
Universal Corp.	8,011	511
* Herbalife Ltd.	10,520	506

Coca-Cola Co.	8,799	365
* Lamb Weston Holdings Inc.	9,201	348
* Avon Products Inc.	68,500	345
SpartanNash Co.	7,677	304
JM Smucker Co.	1,352	173
Village Super Market Inc. Class A	5,429	168
Walgreens Boots Alliance Inc.	1,927	159
Altria Group Inc.	1,559	105
* USANA Health Sciences Inc.	1,596	98
Nu Skin Enterprises Inc. Class A	745	36
		14,985
Energy (6.9%)
Exxon Mobil Corp.	39,922	3,603
Cimarex Energy Co.	8,227	1,118
Devon Energy Corp.	23,690	1,082
Ship Finance International Ltd.	68,901	1,023
* Energen Corp.	17,147	989
* Newfield Exploration Co.	23,486	951
Apache Corp.	14,459	918
Chevron Corp.	6,567	773
* Southwestern Energy Co.	70,571	764
* Denbury Resources Inc.	134,092	494
Occidental Petroleum Corp.	2,445	174
Baker Hughes Inc.	2,510	163
* Rice Energy Inc.	5,069	108
EOG Resources Inc.	841	85
ONEOK Inc.	1,081	62
* Gulfport Energy Corp.	2,496	54
* Rowan Cos. plc Class A	2,409	46
* Laredo Petroleum Inc.	3,142	44
		12,451
Financials (15.3%)
JPMorgan Chase & Co.	40,137	3,463
Bank of America Corp.	124,377	2,749
Citigroup Inc.	39,930	2,373
American Express Co.	19,727	1,461
* Berkshire Hathaway Inc. Class B	8,864	1,445
Discover Financial Services	17,500	1,262
Fifth Third Bancorp	44,113	1,190
Wells Fargo & Co.	21,412	1,180
Aflac Inc.	16,753	1,166
S&P Global Inc.	9,968	1,072
Assured Guaranty Ltd.	28,102	1,061
Regions Financial Corp.	71,257	1,023
MSCI Inc. Class A	12,770	1,006
Navient Corp.	60,501	994
Prudential Financial Inc.	8,895	926
Universal Insurance Holdings Inc.	25,361	720
* E*TRADE Financial Corp.	20,559	712
Travelers Cos. Inc.	5,723	701
Bank of New York Mellon Corp.	11,196	531
Nelnet Inc. Class A	8,128	413
Primerica Inc.	5,600	387
* Walker & Dunlop Inc.	11,023	344
* Flagstar Bancorp Inc.	10,649	287
Goldman Sachs Group Inc.	1,191	285

Marsh & McLennan Cos. Inc.	3,817	258
Capital One Financial Corp.	1,526	133
Federal Agricultural Mortgage Corp.	2,078	119
Aon plc	951	106
US Bancorp	1,897	97
Everest Re Group Ltd.	415	90
Ameriprise Financial Inc.	733	81
SunTrust Banks Inc.	1,239	68
Reinsurance Group of America Inc. Class A	446	56
		27,759
Health Care (13.0%)
Johnson & Johnson	29,640	3,415
Merck & Co. Inc.	36,806	2,167
UnitedHealth Group Inc.	13,319	2,132
Eli Lilly & Co.	19,296	1,419
Amgen Inc.	9,529	1,393
Bristol-Myers Squibb Co.	22,513	1,316
Aetna Inc.	9,922	1,231
* Express Scripts Holding Co.	17,471	1,202
* HCA Holdings Inc.	15,936	1,180
Baxter International Inc.	25,801	1,144
* INC Research Holdings Inc. Class A	19,771	1,040
* WellCare Health Plans Inc.	7,426	1,018
* PRA Health Sciences Inc.	18,009	993
* Charles River Laboratories International Inc.	11,698	891
Pfizer Inc.	20,845	677
Anthem Inc.	3,863	555
* Quintiles IMS Holdings Inc.	6,522	496
Gilead Sciences Inc.	5,351	383
* Hologic Inc.	8,607	345
* Healthways Inc.	9,336	212
* Five Prime Therapeutics Inc.	3,856	193
* Boston Scientific Corp.	1,852	40
		23,442
Industrials (10.9%)
General Electric Co.	101,660	3,212
Delta Air Lines Inc.	22,928	1,128
* United Rentals Inc.	10,376	1,096
Huntington Ingalls Industries Inc.	5,763	1,061
* Hawaiian Holdings Inc.	17,983	1,025
L-3 Communications Holdings Inc.	6,692	1,018
Global Brass & Copper Holdings Inc.	29,282	1,004
Owens Corning	19,201	990
Quad/Graphics Inc.	36,588	983
* Wabash National Corp.	61,141	967
Northrop Grumman Corp.	4,116	957
SkyWest Inc.	26,215	956
Spirit AeroSystems Holdings Inc. Class A	16,275	950
* Trex Co. Inc.	13,800	889
BWX Technologies Inc.	20,824	827
Alaska Air Group Inc.	7,532	668
Masco Corp.	10,140	321
* ACCO Brands Corp.	19,652	256
Expeditors International of Washington Inc.	3,899	207
Boeing Co.	1,244	194
Insperity Inc.	2,182	155

Herman Miller Inc.	4,516	154
GATX Corp.	2,300	142
General Cable Corp.	7,297	139
* Chart Industries Inc.	3,778	136
Ennis Inc.	7,806	135
Briggs & Stratton Corp.	4,541	101
* Swift Transportation Co.	1,753	43
		19,714
Information Technology (19.9%)
Apple Inc.	34,026	3,941
* Alphabet Inc. Class A	3,474	2,753
Microsoft Corp.	43,439	2,699
Accenture plc Class A	12,831	1,503
NVIDIA Corp.	13,721	1,465
HP Inc.	77,353	1,148
* Facebook Inc. Class A	9,813	1,129
* Advanced Micro Devices Inc.	96,436	1,094
CSG Systems International Inc.	22,034	1,066
International Business Machines Corp.	6,366	1,057
* Extreme Networks Inc.	206,660	1,039
Science Applications International Corp.	11,819	1,002
Computer Sciences Corp.	16,764	996
* Sykes Enterprises Inc.	34,280	989
Booz Allen Hamilton Holding Corp. Class A	26,299	949
SYNNEX Corp.	7,471	904
CDW Corp.	16,567	863
* TTM Technologies Inc.	62,183	847
* Alphabet Inc.	1,087	839
* VMware Inc. Class A	10,436	822
* Aspen Technology Inc.	14,298	782
* Wix.com Ltd.	17,500	780
CSRA Inc.	24,395	777
EarthLink Holdings Corp.	136,114	768
* MaxLinear Inc.	33,533	731
* Cirrus Logic Inc.	12,551	710
* Manhattan Associates Inc.	10,778	572
Intel Corp.	13,539	491
Texas Instruments Inc.	6,106	445
* Teradata Corp.	15,414	419
* Sigma Designs Inc.	67,883	407
Intuit Inc.	3,308	379
Cisco Systems Inc.	9,914	300
Visa Inc. Class A	3,606	281
Mastercard Inc. Class A	2,607	269
* GoDaddy Inc. Class A	7,176	251
* NeoPhotonics Corp.	18,896	204
* Alpha & Omega Semiconductor Ltd.	6,367	135
Applied Materials Inc.	3,131	101
* Cardtronics plc Class A	1,114	61
CDK Global Inc.	902	54
		36,022
Materials (3.2%)
Steel Dynamics Inc.	29,341	1,044
Trinseo SA	16,906	1,003
Commercial Metals Co.	42,767	931
Rayonier Advanced Materials Inc.	52,927	818

*	Owens-Illinois Inc.	37,969	661
Greif Inc. Class A	11,161	573
*	Coeur Mining Inc.	60,952	554
*	Koppers Holdings Inc.	4,286	173
Chemours Co.	4,391	97
5,854
Real Estate (4.0%)
Hospitality Properties Trust	34,265	1,087
Select Income REIT	37,903	955
Government Properties Income Trust	45,930	876
Lexington Realty Trust	81,068	875
CBL & Associates Properties Inc.	71,532	823
DuPont Fabros Technology Inc.	15,366	675
Senior Housing Properties Trust	32,337	612
Washington Prime Group Inc.	45,696	476
WP Carey Inc.	5,744	339
Medical Properties Trust Inc.	17,553	216
Care Capital Properties Inc.	4,703	118
Omega Healthcare Investors Inc.	1,691	53
Getty Realty Corp.	2,054	52
7,157
Telecommunication Services (2.4%)
Verizon Communications Inc.	45,007	2,403
AT&T Inc.	31,854	1,355
*	T-Mobile US Inc.	10,683	614
4,372
Utilities (3.1%)
Edison International	16,087	1,158
Entergy Corp.	14,819	1,089
FirstEnergy Corp.	33,083	1,024
MDU Resources Group Inc.	24,187	696
DTE Energy Co.	5,043	497
National Fuel Gas Co.	6,411	363
CenterPoint Energy Inc.	14,521	358
UGI Corp.	5,556	256
PPL Corp.	6,063	206
5,647
Total Common Stocks (Cost $134,308)	179,771
Coupon
Temporary Cash Investments (0.6%)1
Money Market Fund (0.5%)
2	Vanguard Market Liquidity Fund	0.823%	9,604	960

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.1%)
3	United States Treasury Bill	0.597%	5/25/17	100	100
Total Temporary Cash Investments (Cost $1,060)	1,060
Total Investments (100.0%) (Cost $135,368)	180,831
Other Assets and Liabilities-Net (0.0%)	(37)
Net Assets (100%)	180,794

* Non-income-producing security.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	179,771	—	—
Temporary Cash Investments	960	100	—
Futures Contracts—Liabilities[1]	(4)	—	—
Total	180,727	100	—

1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At December 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	March 2017	9	1,006	(7)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At December 31, 2016, the cost of investment securities for tax purposes was $135,368,000. Net unrealized appreciation of investment securities for tax purposes was $45,463,000, consisting of unrealized gains of $47,411,000 on securities that had risen in value since their purchase and $1,948,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Structured Large-Cap Equity Fund

Schedule of Investments (unaudited)

As of December 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (12.0%)
* Amazon.com Inc.	784	588
McDonald's Corp.	3,663	446
Target Corp.	5,999	433
Ross Stores Inc.	5,957	391
Omnicom Group Inc.	4,468	380
Ford Motor Co.	30,570	371
Darden Restaurants Inc.	4,633	337
* Discovery Communications Inc. Class A	12,084	331
TEGNA Inc.	15,239	326
Best Buy Co. Inc.	7,638	326
Kohl's Corp.	6,511	322
* Michael Kors Holdings Ltd.	7,329	315
Gap Inc.	13,510	303
* Urban Outfitters Inc.	10,195	290
Whirlpool Corp.	1,300	236
Staples Inc.	24,614	223
Comcast Corp. Class A	2,937	203
Home Depot Inc.	1,461	196
Walt Disney Co.	1,634	170
CBS Corp. Class B	1,939	123
Carnival Corp.	2,053	107
Leggett & Platt Inc.	1,779	87
Garmin Ltd.	1,744	85
Twenty-First Century Fox Inc. Class A	2,600	73
Interpublic Group of Cos. Inc.	2,400	56
News Corp. Class B	1,981	23
General Motors Co.	600	21
Foot Locker Inc.	274	19
* Discovery Communications Inc.	700	19
		6,800
Consumer Staples (9.4%)
PepsiCo Inc.	7,402	774
Philip Morris International Inc.	7,441	681
Procter & Gamble Co.	7,205	606
Walgreens Boots Alliance Inc.	6,375	528
Wal-Mart Stores Inc.	7,443	514
Colgate-Palmolive Co.	7,627	499
Conagra Brands Inc.	9,848	389
Tyson Foods Inc. Class A	6,184	381
JM Smucker Co.	2,617	335
Coca-Cola Co.	4,623	192
General Mills Inc.	3,084	191
CVS Health Corp.	1,697	134
Altria Group Inc.	1,404	95
		5,319
Energy (7.5%)
Exxon Mobil Corp.	9,125	824
Devon Energy Corp.	8,473	387

Apache Corp.	6,092	387
Chevron Corp.	3,129	368
ONEOK Inc.	6,313	362
Cimarex Energy Co.	2,600	353
* Southwestern Energy Co.	28,998	314
* Newfield Exploration Co.	7,723	313
* Chesapeake Energy Corp.	42,451	298
* Diamond Offshore Drilling Inc.	15,950	282
* Transocean Ltd.	11,789	174
Baker Hughes Inc.	1,257	82
Schlumberger Ltd.	702	59
Occidental Petroleum Corp.	734	52
		4,255
Financials (14.9%)
JPMorgan Chase & Co.	13,425	1,158
Bank of America Corp.	44,704	988
Citigroup Inc.	14,033	834
* Berkshire Hathaway Inc. Class B	3,892	634
Prudential Financial Inc.	4,419	460
Wells Fargo & Co.	8,340	460
American Express Co.	5,857	434
Capital One Financial Corp.	4,800	419
Discover Financial Services	5,807	419
Aflac Inc.	6,000	418
Fifth Third Bancorp	14,643	395
S&P Global Inc.	3,600	387
Unum Group	8,319	365
* E*TRADE Financial Corp.	10,200	353
Navient Corp.	20,342	334
Torchmark Corp.	2,800	207
Assurant Inc.	1,498	139
Regions Financial Corp.	2,195	32
Goldman Sachs Group Inc.	100	24
Marsh & McLennan Cos. Inc.	300	20
		8,480
Health Care (13.7%)
Johnson & Johnson	10,729	1,236
Merck & Co. Inc.	13,518	796
UnitedHealth Group Inc.	4,856	777
Bristol-Myers Squibb Co.	10,636	622
Eli Lilly & Co.	7,420	546
Amgen Inc.	3,450	504
* Express Scripts Holding Co.	6,188	426
Aetna Inc.	3,242	402
* HCA Holdings Inc.	5,349	396
Baxter International Inc.	8,844	392
Zoetis Inc.	7,149	383
* Hologic Inc.	9,114	366
* Mettler-Toledo International Inc.	865	362
Pfizer Inc.	9,212	299
McKesson Corp.	855	120
* Boston Scientific Corp.	2,100	45
AbbVie Inc.	549	34
Gilead Sciences Inc.	224	16
Agilent Technologies Inc.	323	15

Medtronic plc	120	8
		7,745
Industrials (10.2%)
General Electric Co.	33,228	1,050
Delta Air Lines Inc.	8,812	433
Northrop Grumman Corp.	1,847	430
Ingersoll-Rand plc	5,043	378
Rockwell Automation Inc.	2,800	376
Stanley Black & Decker Inc.	3,191	366
Alaska Air Group Inc.	4,111	365
Masco Corp.	11,244	356
* United Rentals Inc.	3,321	351
L-3 Communications Holdings Inc.	2,296	349
Boeing Co.	2,160	336
Dun & Bradstreet Corp.	2,700	328
Expeditors International of Washington Inc.	5,800	307
Cummins Inc.	1,200	164
* United Continental Holdings Inc.	1,500	109
Ryder System Inc.	1,146	85
3M Co.	100	18
		5,801
Information Technology (20.7%)
Apple Inc.	13,115	1,519
Microsoft Corp.	18,469	1,148
* Alphabet Inc. Class A	1,286	1,019
International Business Machines Corp.	3,812	633
Accenture plc Class A	4,537	531
Texas Instruments Inc.	7,176	524
* Facebook Inc. Class A	4,437	510
NVIDIA Corp.	4,561	487
* Alphabet Inc.	579	447
Applied Materials Inc.	13,433	433
Intuit Inc.	3,557	408
HP Inc.	26,084	387
* Citrix Systems Inc.	4,127	369
Western Union Co.	16,716	363
* F5 Networks Inc.	2,491	360
Seagate Technology plc	9,301	355
CSRA Inc.	10,710	341
* Teradata Corp.	12,142	330
Computer Sciences Corp.	5,500	327
Xerox Corp.	33,710	294
Intel Corp.	6,068	220
KLA-Tencor Corp.	2,721	214
Cisco Systems Inc.	5,338	161
Visa Inc. Class A	1,878	146
Hewlett Packard Enterprise Co.	5,439	126
Oracle Corp.	1,688	65
Mastercard Inc. Class A	200	21
Lam Research Corp.	139	15
QUALCOMM Inc.	200	13
		11,766
Materials (2.7%)
LyondellBasell Industries NV Class A	4,729	406
International Paper Co.	7,403	393
* Freeport-McMoRan Inc.	24,613	325

* Owens-Illinois Inc.			18,400	320
Sealed Air Corp.			1,800	81
Eastman Chemical Co.			200	15
Avery Dennison Corp.			159	11
				1,551
Real Estate (2.9%)
Crown Castle International Corp.			4,899	425
Prologis Inc.			7,844	414
Host Hotels & Resorts Inc.			19,715	371
Macerich Co.			5,019	356
Ventas Inc.			443	28
Realty Income Corp.			430	25
				1,619
Telecommunication Services (2.6%)
AT&T Inc.			17,577	748
Verizon Communications Inc.			12,062	644
CenturyLink Inc.			4,165	99
				1,491
Utilities (3.2%)
Entergy Corp.			5,073	373
CenterPoint Energy Inc.			14,846	366
FirstEnergy Corp.			11,719	363
AES Corp.			29,645	345
Edison International			4,561	328
NRG Energy Inc.			2,726	33
				1,808
Total Common Stocks (Cost $51,046)				56,635
	Coupon
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.0%)
2 Vanguard Market Liquidity Fund	0.823%		3	—

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.2%)
3 United States Treasury Bill	0.360%	1/12/17	100	100
Total Temporary Cash Investments (Cost $100)				100
Total Investments (100.0%) (Cost $51,146)				56,735
Other Assets and Liabilities-Net (0.0%)				8
Net Assets (100%)				56,743

Securities with a market value of less than $500 represented with a —.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	56,635	—	—
Temporary Cash Investments	—	100	—
Futures Contracts—Liabilities[1]	—	—	—
Total	56,635	100	—

1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At December 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	March 2017	1	112	(1)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At December 31, 2016, the cost of investment securities for tax purposes was $51,146,000. Net unrealized appreciation of investment securities for tax purposes was $5,589,000, consisting of unrealized gains of $6,857,000 on securities that had risen in value since their purchase and $1,268,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD QUANTITATIVE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD QUANTITATIVE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: February 16, 2017
VANGUARD QUANTITATIVE FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: February 16, 2017

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see File
Number 33-32548, Incorporated by Reference.